Morgan Stanley Mortgage Securities Trust (Prospectus Summary): | Morgan Stanley Mortgage Securities Trust
MORGAN STANLEY MORTGAGE SECURITIES TRUST

Morgan Stanley

June 13, 2011

Supplement

SUPPLEMENT DATED JUNE 13, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2011

The fourth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund may invest in asset-backed securities. The Fund may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT2 6/11

The fourth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Fund may invest in asset-backed securities. The Fund may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.